Income Tax (Tables)	6 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Income Tax Expense
	31 December 2024 $	31 December 2023 $
Major components of income tax expense for the period are:

Income statement
Current income tax charge/(benefit)	-	-

Statement of changes in equity
Income tax expense reported in equity	-	-

Schedule of Income Tax Rate

A reconciliation of income tax expense/(benefit) applicable to accounting profit/(loss) before income as at the statutory income tax rate to income tax expense/(benefit) at the Company’s effective income tax rate for the period is as follows:

	31 December 2024 $	31 December 2023 $
Loss from ordinary activities before income tax expense	(18,936,454)	(1,839,709)
Domestic tax rate for the Company based on the Company’s residency (UK)	(4,734,113)	(459,927)

Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
Non-temporary tax adjustments	-	-
Non-deductible fair value adjustments on restructure	4,201,947	-
Current period deferred tax assets (non-tax losses) not recognised	536,032	478,374
Tax rate differential	(3,866)	(18,446)
	-	-

Schedule of Deferred Tax Assets

Unrecognised deferred tax assets have not been recognised in respect of the following items:

	31 December 2024 $	30 June 2024 $
Unrecognised temporary differences
Deferred tax assets have not been recognised in respect of the following items:
Start-up organisational expenses	14,548,197	14,548,197
Deferred exploration and evaluation expenditure	6,666,794	7,257,748
Carry forward tax losses	18,889,805	16,175,180
	40,104,796	37,981,125
Net unrecognised deferred tax asset/(liability) at the respective rates of 0%, 21% and 23.0% (2024: 23.0%)	9,304,231	8,768,199